Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2023	2024
	(in thousands)
Indirect tax receivables and related prepaid expenses	$46,802	$67,408
Prepaid expenses	14,805	13,040
Derivative instruments asset	-	1,449
Other	2,360	2,716
Prepaid expenses and other current assets	$63,967	$84,613